Share-based plans (Details)		3 Months Ended	120 Months Ended
	Jan. 01, 2024 item	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2030
Share-based plans
Target percentage of reduction in Scope-1 and Scope-2 emissions			50.00%
MB LTIP 2024+
Share-based plans
Period considered for calculation of average share price	30 days
Assumed target achievement for performance target total shareholder return compared to competitors	100.00%
Performance period (in years)	3 years
Number of performance targets | item	3
Weight of profitability target ROIC	40.00%
Weight of performance target relative TSR	40.00%
Weight of sustainability performance target	20.00%
Weight of annual target achievement for Co2e reduction	33.33%
Vesting period	4 years
Grant value cap (as a percent)	400.00%
Number of shares allocated | shares		266,497
Total fair value of shares granted		€ 5,100,000
Weighted average fair value		€ 19.14